Reverse Capitalization - Schedule of Number of Common Stock Issued Following the Business Combination (Parenthetical) (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2019
Business Acquisition [Line Items]
Common Stock Shares		8,031,018
Common Stock Shares effected for Exchange Ratio	152,066,648	72,894,258
Recapitalization Applied to Convertible Preferred Stock Outstanding		8,606,780
Recapitalization Applied to Convertible Preferred Stock Outstanding Effected for Exchange ratio		78,120,214
Exercise of common stock options	701,139
2020 Stock Options [Member]
Business Acquisition [Line Items]
Exercise of common stock options	38,675
Exercise of common stock options, Effected for Exchange Ratio	351,037
2021 Stock Options [Member]
Business Acquisition [Line Items]
Exercise of common stock options	77,247
Exercise of common stock options, Effected for Exchange Ratio	701,139